WARRANTS	12 Months Ended
Dec. 31, 2022
Warrants
WARRANTS

NOTE 6 - WARRANTS

In 2022, 2,663,045 private-placement warrants were granted as part of the stock offering, 14,584 were exercised and warrants to purchase 3,027 shares of common stock expired and were forfeited.

In 2021, warrants to purchase 5,000 shares of common stock were granted, 5,000 were exercised, and warrants to purchase 38,216 shares of common stock expired and were forfeited. See Note 4 – Stockholders’ Equity.

For the twelve-month period ended December 31, 2022 and 2021, warrants to purchase 14,584 and 5,000 shares of common stock were exercised, resulting in proceeds of $875 and $15,000 respectively.

The Company uses the Black-Scholes pricing model to estimate the fair value of stock-based awards on the date of the grant. There were 2,663,045 warrants granted in 2022. The warrant valuation income/(expense) for the fiscal year 2022 was $825,544. There was no warrant expense for the fiscal year ended 2021.

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during the years ended December 31, 2022 and 2021.

	2022	2021
Expected dividend yield	0%	0%
Weighted-average expected volatility	86%	217%
Weighted-average risk-free interest rate	4.3%	2.75%
Expected life of warrants	5 years	5 years

The Company’s outstanding and exercisable warrants as of December 31, 2022 and 2021 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life In Years	Intrinsic Value
Warrants outstanding as of December 31, 2020	82,751	$1.33	2.73	$352,951
Warrants granted	5,000	3.00	1.48	-
Warrants forfeited, expired, cancelled	(38,216)	2.51	-	-
Warrants exercised	(5,000)	3.00	-	-
Warrants outstanding as of December 31, 2021	44,535	0.32	0.95	208,078
Warrants granted	2,663,045	1.50	4.77	-
Warrants forfeited, expired, cancelled	(3,027)	3.90	-	-
Warrants exercised	(14,584)	0.06	-	-
Warrants outstanding as of December 31, 2022	2,689,969	1.50	4.72	6,731
Warrants exercisable as of December 31, 2022	2,689,969	1.50	4.72	6,731